Note 2 - Investments (Details) - Mortgage Loans by State - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	$ 33,174,131	$ 29,459,436
ILLINOIS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	6,046,408	3,392,446
TEXAS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	5,694,612	2,290,700
FLORIDA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	3,906,034	6,047,236
CALIFORNIA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	3,366,434	4,806,451
KENTUCKY
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	3,241,793	3,492,854
GEORGIA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	2,671,788	3,123,530
OHIO
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	1,692,354	1,805,093
MISSOURI
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	1,342,845	267,996
TENNESSEE
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	895,607	1,054,671
ARIZONA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	774,060	927,600
INDIANA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	759,139	95,434
WEST VIRGINIA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	412,250	440,725
NEVADA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	373,359	0
PENNSYLVANIA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	370,323	0
NORTH CAROLINA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	353,275	359,308
NEW JERSEY
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	247,723	252,612
SOUTH CAROLINA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	225,881	248,815
COLORADO
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	222,364	225,772
MASSACHUSETTS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	205,469	239,399
IDAHO
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	159,073	174,433
KANSAS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	135,401	136,442
UTAH
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans on real estate	$ 77,939	$ 77,919